Operating expenses - Audit and Non-audit Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Audit fees	€ 684	€ 1,190	€ 599
Non-audit fees	115	2	6
Total	€ 799	€ 1,192	€ 605